Investment Strategy - Brookmont Catastrophic Bond ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in catastrophe bonds. Catastrophe bonds, also known as event-linked or insurance-linked bonds, are structured securities whereby insurers or reinsurers transfer specific risks, typically those associated with severe events such as catastrophes or natural disasters, to capital market investors. These investments also may cover risks such as mortality, longevity and operational risks. For purposes of the Fund’s 80% test, catastrophe bonds include other forms of insurance-linked securities (“ILS”), including quota share instruments (a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio of catastrophe-oriented policies), bonds or notes issued in connection with excess-of-loss, stop-loss, or other non-proportional reinsurance (“Excess of Loss Notes”), collateralized reinsurance investments and industry loss warranties, and other insurance-and reinsurance-related bonds.
The return of principal and the payment of interest and/or dividend payments with respect to catastrophe bonds and other ILS typically are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude or insurance losses or other metrics exceeding a specific amount. The trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event (as defined within the terms of a catastrophe bond or other ILS) occurs, the Fund may lose a portion or all of its principal invested in such security and the right to additional interest and/or dividend payments with respect to the security.

Trigger Events
Trigger events with respect to the Fund’s investments typically relate to natural disasters or events, including hurricanes, windstorms, tornados, fires, floods, and other weather-related phenomena. Trigger events may also include earthquakes and tsunamis. In addition, catastrophe bonds may have trigger events that are non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity (life-span). The Fund does not expect to invest significantly in such securities.

Trigger events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. In order for a trigger event to be deemed to have occurred, each of the three criteria must be satisfied while the bond is outstanding. The Fund has no limit as to the types of natural catastrophes, geographic areas or thresholds of loss referenced by event-linked bonds in which it can invest. Generally, the event is a natural peril of a kind that results in significant physical or economic loss.

Within each natural peril and geographic region, the Fund seeks to diversify exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business.

Because catastrophe bonds and other forms of ILS are typically rated below investment grade or unrated, a substantial portion of the Fund’s assets ordinarily will consist of below investment grade (high yield) debt securities that are high risk or speculative.  Securities in which the Fund may invest may also be subordinated or “junior” to more senior securities of the issuer. The rating for a catastrophe bond primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur, which will cause a loss of principal. This rating may also assess the credit risk of the bond’s collateral pool, if any, and the reliability of the model used to calculate the probability of a trigger event.

The Fund has no limit as to the maturity of the securities in which it invests. Catastrophe bonds typically have maturities between three and five years, while quota shares, collateralized reinsurance investments and industry loss warranties typically have maturities that generally do not exceed two years. Maturity is a measure of the time remaining until final payment on the security is due.

The Fund invests in catastrophe bonds across a varied group of available perils and geographic regions (for example, Florida hurricanes, California earthquakes, Japan typhoons, Europe windstorms, and Europe earthquakes). There are no limits on the Fund's potential investment in a particular issue, peril or geographic exposure. However, from time to time, the Fund may have relatively more exposure to U.S.-related perils. In addition, from time to time, the Fund may have relatively more exposure to catastrophe bonds linked to Florida hurricanes than to other regions or perils as a result of the greater availability of such investments in proportion to the overall market.

In addition to catastrophe bonds and other ILS, the Fund may invest in a broad range of issuers and segments of the debt securities market. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, certificates of deposit, money market securities, securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in debt securities, and cash, cash equivalents and other short term holdings.

The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind and auction rate features.

Catastrophe bonds and other ILS may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other U.S. or non-U.S. entities. Accordingly, the Fund may invest in catastrophe bonds and other ILS issued by non-U.S. issuers. The Fund may also invest in special purpose vehicles (“SPVs”) that issue catastrophe bonds or other ILS. These SPVs are typically organized as offshore entities that qualify for exemptions under the Investment Company Act of 1940, as amended (“1940 Act”) and the Securities Act of 1933, as amended (“Securities Act”), such as Section 3(c)(7) of the 1940 Act and Regulation D under the Securities Act. The securities issued by these SPVs are offered to qualified institutional buyers and are structured to transfer specific insurance risks to investors.

The Adviser will have primary responsibility for managing the Fund’s investments, including designing the Fund’s overall investment strategy, liquidity risk management, and ensuring that the Fund’s investments are consistent with all applicable investment limitations. The Adviser is also responsible for overseeing the activities of King Ridge Capital Advisors LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Sub-Adviser will manage a portion of the Fund’s assets, as determined by the Adviser, primarily investments in 144A securities. The Adviser and the Sub-Adviser will select the Fund’s investments utilizing a proprietary methodology based upon qualitative and quantitative elements, including peril type, geography, payout trigger, and issuer. In selecting catastrophe bonds and other ILS for investment, the Adviser and the Sub-Adviser considers their relative return potential in view of their expected relative risk, using quantitative and qualitative analysis. The Adviser’s and Sub-Adviser’s analysis may consider various factors, such as expected loss, probability of occurrence or loss, trigger term (measurement of loss event specific to an instrument) or other terms of an instrument, sponsor quality, deal structure, alignment of interests between the Fund and the sponsoring insurance company, and model accuracy. The Adviser’s analysis guides the Adviser and the Sub-Adviser in determining the desired allocation of reinsurance-related securities by issuer, peril and geographic exposure. The Adviser and Sub-Adviser also may consider the financial condition and risks associated with the sponsoring insurance company, and may rely on information and analysis obtained from brokers, dealers and ratings organizations, among other sources.

The Adviser and Sub-Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser or Sub-Adviser make that determination based on the same criteria it uses to select portfolio securities.

Non-U.S. Investments
The majority of reinsurance-related security issuers are domiciled outside the United States. As a result, the Fund typically invests a significant portion of its assets in reinsurance-related securities issued outside the U.S. Non-U.S. issuers of reinsurance-related securities include non-U.S. sovereigns (e.g., a government or government backed entity) and non-U.S. entities, including insurance companies, reinsurers, corporations, partnerships, trusts, and other types of business entities.

Non-Diversified
The Fund is a non-diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but intends to adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is not intended to be a complete investment program.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in catastrophe bonds.